Document And Entity Information	Sep. 15, 2026
Document Information [Line Items]
Entity Registrant Name	Harte Hanks, Inc.
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	1-7120
Entity Tax Identification Number	74-1677284
Title of 12(b) Security	Common Stock
Trading Symbol	HHS
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000045919